EARNINGS PER SHARE - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	0	100,000